Convertible Note Payable to Related Party (Tables)	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable to Related Party

Convertible note payable to related party consist of the following as of June 30, 2018 and December 31, 2017:

	June 30, 2018	December 31, 2017

YA II PN, Ltd.	$-	$1,750,000
Less debt discount	-	(1,555,556)
Convertible note payable, net	$-	$194,444